Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transaction with Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Other expenses with related parties	$ 602	$ 742	$ 618
Other revenue [member]
Income:
Income from related party transaction	762	620	857
The Coca-Cola company [member] | Concentrate [member]
Expenses:
Purchase of goods from related party transaction	32,379	30,758	38,146
The Coca-Cola company [member] | Advertising [member]
Expenses:
Services received to related party transaction	2,193	1,392	2,354
Heineken [member]
Income:
Income from related party transaction	3,265	3,570	3,153
Heineken [member] | Beer [member]
Expenses:
Purchase of goods from related party transaction	27,999	24,942	16,436
Grupo Industrial Saltillo, S.A. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	255	457	427
Jugos del Valle, S.A.P.I. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	369	587	555
Jugos del Valle, S.A.P.I. de C.V. [member] | Juices [member]
Expenses:
Purchase of goods from related party transaction	4,537	3,905	3,310
Caffenio [member] | Coffee [member]
Expenses:
Purchase of goods from related party transaction		2,397	2,064
Grupo Industrial Bimbo, S.A.B. de C. V. [member] | Baked goods and snacks [member]
Expenses:
Purchase of goods from related party transaction	5,763	4,802	4,184
Promotora Industrial Azucarera, S.A. de C.V. [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	2,604	1,885	1,765
BBVA Bancomer, S.A. de C.V. [member]
Expenses:
Interest expense and fee paid to related party transaction	220	40	26
Beta San Miguel [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	651	1,827	1,349
Promotora Mexicana de Embotelladores, S.A. de C.V. [member] | Sugar, cans and aluminum lids [member]
Expenses:
Purchase of goods from related party transaction	739	839	759
Industria Envasadora De Queretaro SA De CVIEQSA [member] | Canned products [member]
Expenses:
Purchase of goods from related party transaction	596	804	798
Leao Alimentos e Bebidas, LTDA [member] | Inventories [member]
Expenses:
Purchase of goods from related party transaction	2,654	4,010	3,448
Grupo Televisa, S.A.B. de C.V. [member] | Advertising [member]
Expenses:
Services received to related party transaction	113	107	193
Grupo Nacional Provincial, S.A.B. [Member]
Expenses:
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)	12	32	63
Fundacion FEMSA, A.C. [member]
Expenses:
Donations to related party transactions	113	23	62
Difusion y Fomento Cultural, A.C. [member]
Expenses:
Donations to related party transactions	63	44	$ 49
Donations to ITESM [member]
Expenses:
Donations to related party transactions	$ 192	$ 108